SIGNIFICANT ACCOUNTING POLICIES - New Standards and Interpretations issued by the IASB not in force (Details) - ARS ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement
Financial expenses		$ 33,972	$ 217	$ 595
IFRS 16
Statement
Rights of use assets	$ 3,600
Current and non-current trade payables	3,600
Operating leases	(1,600)
Amortization expense	1,300
Financial expenses	$ 300